Significant accounting policies	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Significant accounting policies [Text Block]
4.	Significant accounting policies:

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, and have been applied consistently by the Company and its subsidiaries.

a)	Basis of consolidation:

(i) Subsidiaries:

Subsidiaries are entities controlled by the Company. Control exists when an entity is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect these returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Transaction costs that are incurred in connection with a business combination, other than those costs associated with the issue of debt or equity securities, or recognized in profit or loss.

(ii) Jointly owned operations and jointly owned assets:

The Company conducts many of its oil and gas production activities through jointly controlled operations and the consolidated financial statements reflect only the Company’s proportionate interest in such activities. Joint control exists for contractual arrangements governing the Company's assets whereby the Company has less than 100 per cent working interest, all of the partners have control of the arrangement collectively, and spending on the project requires unanimous consent of all parties that collectively control the arrangement and share the associated risks. The Company does not have any joint arrangements that are structured through joint venture arrangements.

(iii) Transactions eliminated on consolidation:

Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions are eliminated in preparing the consolidated financial statements.

b)	Foreign currency:

i)

Transactions in foreign currencies are generally translated to the entities functional currency at the average exchange rate for the period. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the period end exchange rate. Non-monetary assets and liabilities denominated in foreign currencies that are carried at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Non- monetary assets held at historical cost are not retranslated subsequent to initial recognition. Foreign currency differences arising on translation are recognized in earnings in the period in which they arise.

ii)

Assets and liabilities of the Company’s Australian operations are translated into US dollars at period- end exchange rates while revenues and expenses are translated using average rates for the period. Gains and losses from the translation are deferred and included in accumulated other comprehensive loss (“AOCI”).

c)	Financial instruments:

(i) Non-derivative fi nancial instruments:

Non-derivative financial instruments comprise cash and restricted cash, accounts receivable, shareholder loans and trade and other payables. Non-derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition non-derivative financial instruments are measured as described below. Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Financial assets and liabilities are offset and the net amount is reported when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Cash and cash equivalents:

Cash and cash equivalents are comprised of cash on hand, term deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less.

Financial assets at fair value through profit or loss:

An instrument is classified at fair value through profit or loss if it is held for trading or is designated as such upon initial recognition. Financial instruments are designated at fair value through profit or loss if the Company manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Company’s risk management or investment strategy. Upon initial recognition attributable transaction costs are recognized in profit or loss when incurred. Financial instruments are measured at fair value and changes therein are recognized in profit or loss.

Other:

Other non-derivative financial instruments, such as accounts receivable, shareholder loans and trade and other payables, are measured at amortized cost using the effective interest method, less any impairment losses for financial assets.

(ii) Equity instruments:

Equity instruments including common shares, options and warrants are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects, if any.

d)	Property, plant and equipment and exploration and evaluation assets:

(i) Recognition and measurement:

Development and production (“D&P”) costs:

Property, plant and equipment is stated at cost, less accumulated depletion and depreciation and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of any decommissioning obligation, if any, and, for qualifying assets, borrowing costs. The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire the asset.

Expenditures on major maintenance, inspections or overhauls are capitalized when the item enhances the life or performance of an asset above its original standard. Such capitalized oil and natural gas interests generally represent costs incurred in developing proved and/or probable reserves and bringing in or enhancing production from such reserves, and are accumulated on a field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the day-today servicing of property, plant and equipment are recognized in profit or loss as incurred. Where an asset or part of an asset that was separately depreciated is replaced and it is probable that future economic benefits associated with the item will flow to the Company, the expenditure is capitalized and the carrying amount of the replaced asset is derecognized.

General and administrative costs associated with property acquisition development activities are capitalized.

Exploration and evaluation (“E&E”) expenditures:

Pre-licence costs are recognized in the statement of loss as incurred.

Exploration and evaluation expenditures, including the costs of acquiring licences and directly attributable general and administrative costs, geological and geophysical costs, other direct costs of exploration (drilling, trenching, sampling and evaluating the technical feasibility and commercial viability of extraction) and appraisal are accumulated and capitalized as E&E assets.

On a quarterly basis, a review of any areas classified and accounted for as E&E is performed to determine whether enough information exists to make a determination of the technical feasibility and commercial viability of the area. Where appropriate, review may indicate that an area should be further sub-divided due to a significant portion having been explored whilst a significant undeveloped portion with different traits (i.e. different zone, technical approach, play type, etc.) remains that requires additional E&E activities to arrive at the point where it can be assessed for technical feasibility and commercial viability.

The assessment of technical feasibility and commercial viability is performed on an area level basis unless further sub-division is merited. Depending on the extent and complexity of the prospective play, many wells may need to be drilled and potentially significant E&E costs accumulated prior to obtaining enough information to make the determination of technical feasibility and commercial viability possible. E&E costs are not amortized prior to the conclusion of appraisal activities. At the completion of appraisal activities, if technical feasibility is demonstrated and commercial reserves are discovered, then, the carrying value of the relevant E&E asset will be reclassified as a D&P asset into the CGU to which it relates, but only after the carrying value of the relevant E&E asset has been assessed for impairment, and where appropriate, its carrying value adjusted. Typically, technical feasibility and commercial viability of extracting a mineral resource is considered to be demonstrable when proved or probable reserves are determined to exist. However, if the Company determines the area or portion thereof is not technically feasible and commercially viable, accumulated E&E costs are expensed.

(ii) Depletion and depreciation:

The net carrying value of working interest development and production assets is depleted using the unit of production method by reference to the ratio of production in the year to the related proven and probable reserves, taking into account estimated future development costs necessary to bring those reserves into production. These estimates are reviewed by independent reserve engineers at least annually. Natural gas reserves are converted to barrels of oil equivalent based on relative energy content of 6:1.

For other assets, depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term.

The estimated useful lives for other assets for the current and comparative years are as follows:

Office equipment 5 – 12 years
Fixtures and fittings 5 – 10 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date.

iii) Subsequent costs:

Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of property, plant and equipment are recognized as oil and natural gas interests only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in earnings as incurred. Such capitalized oil and natural gas interests generally represent costs incurred in developing proved and/or probable reserves and bringing in or enhancing production from such reserves, and are accumulated on a field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the periodic servicing of property, plant and equipment are recognized in earnings as incurred.

e)	Impairment:

(i) Financial assets:

A financial asset is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate.

Individually significant financial assets are tested for impairment on an individual basis. The remaining financial assets are assessed collectively in groups that share similar credit risk characteristics.

All impairment losses are recognized in profit or loss. An impairment loss is reversed when there is a significant change in the underlying estimates or other objective evidence. For financial assets measured at amortized cost the reversal is recognized in profit or loss.

(ii) Non- fi nancial assets:

Exploration and evaluation assets are tested for impairment when reclassified to D&P assets or whenever facts and circumstances indicate potential impairment. Exploration and evaluation assets are tested separately for impairment or grouped with the associated cash generating unit. An impairment loss is recognized for the amount by which the exploration and evaluation expenditure’s carrying amount exceeds its recoverable amount.

The carrying amount of D&P assets are reviewed for impairment when indicators of such impairment exist. If any indication of impairment exists an estimate of the asset’s recoverable amount is calculated. Assets are grouped for impairment assessment purposes at CGU level at which there are identifiable cash inflows that are largely independent of the cash inflows of other groups of assets. The recoverable amount of an asset or CGU is the greater of its fair value less costs of disposal and its value in use. Where the carrying amount of an asset group exceeds its recoverable amount, the asset group is considered impaired and is written down to its recoverable amount. An impairment loss is charged to the statement of comprehensive loss.

In assessing value in use, the estimated future cash flows are adjusted for the risks specific to the asset group and are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money. Fair value less costs of disposal is generally determined at the current market bid price, when an active market exists. The intent is that this represents what a market participant would pay to acquire control of the CGU.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company makes an estimate of the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

f)	Business combinations:

The acquisition method of accounting is used to account for acquisitions of subsidiaries and assets that meet the definition of a business under IFRS. The cost of an acquisition is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. The recognized amount of identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured mostly at fair value at the acquisition date. The excess of the cost of acquisition over the recognized amount of identifiable assets, liabilities and contingent liabilities acquired is recorded as goodwill. If the cost of acquisition is less than the recognized amount of the net assets of the subsidiary acquired, the difference is recognized immediately in earnings.

g)	Share-based payments:

The grant date fair value of equity-settled options and warrants granted to employees is recognized as share-based compensation expense, with a corresponding increase in contributed surplus over the vesting period. Each tranche granted is considered a separate grant and is fair valued independently. A forfeiture rate is estimated on the grant date and is adjusted to reflect the actual number of options that vest.

h)	Provisions:

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an out flow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Provisions are not recognized for future operating losses.

Decommissioning obligations:

The Company’s activities can give rise to dismantling, decommissioning and site disturbance re-mediation activities. Provision is made for the estimated cost of site restoration and capitalized in the relevant asset category.

Decommissioning obligations are measured at the present value of management’s best estimate of expenditure required to settle the present obligation at the statement of financial position date. Subsequent to the initial measurement, the obligation is adjusted at the end of each period to reflect the passage of time and changes in the estimated future cash flows underlying the obligation.

The increase in the provision due to the passage of time is recognized as finance costs whereas increases/decreases due to changes in the estimated future cash flows are capitalized. Actual costs incurred upon settlement of the asset retirement obligations are charged against the provision to the extent the provision was established.

i)	Revenue:

Revenue from the sale of oil and natural gas is recorded when the significant risks and rewards of ownership of the product is transferred to the buyer which is usually when legal title passes to the external party. This is generally at the time product enters the pipeline or delivered to the refinery.

Revenue is measured net of discounts, customs duties and royalties.

Tariffs and tolls charged to other entities for use of pipelines and facilities owned by the Company are recognized as revenue as they accrue in accordance with the terms of the service or tariff and tolling agreements.

Royalty income is recognized as it accrues in accordance with the terms of the overriding royalty agreements. Interest income is recognized as it is earned.

j)	Finance income and expenses:

Finance expense comprises interest expense on borrowings, accretion of the discount on provisions and transaction costs.

Borrowing costs incurred for the construction of qualifying assets are capitalized during the period of time that is required to complete and prepare the assets for their intended use or sale. All other borrowing costs are recognized in profit or loss using the effective interest method.

Finance income is recognized as it accrues in profit or loss, using the effective interest method.

k)	Per share amounts:

Basic loss per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings per share is determined by adjusting the profit attributable to common shareholders and the weighted average number of common shares outstanding for the effects of dilutive instruments such as options granted to employees. The calculation assumes that the proceeds on exercise of options are used to repurchase shares at the current market price.

l)	Segment reporting:

A segment is a distinguishable component of the Company that is engaged either in providing related products or services (business segment), or in providing products or services within a particular economic environment (geographic segment), which is subject to risks and returns that are different from those of other segments. The Company has one reportable segment, which comprises all property, plant and equipment and exploration and evaluation assets in Australia. Property, plant and equipment is comprised primarily of overriding royalty interests, which are the only revenue generating assets of the Company.

m)	Recent accounting pronouncements:

IFRS 15 – “Revenue from contracts with customers”, replaces International Accounting Standard 11, “Construction Contracts” (“IAS 11”), IAS 18, “Revenue” (“IAS 18”), and several revenue-related interpretations. IFRS 15 establishes a single revenue recognition framework that applies to contracts with customers. The standard requires an entity to recognize revenue to reflect the transfer of goods and services for the amount it expects to receive, when control is transferred to the purchaser. Disclosure requirements have also been expanded. This IFRS became effective for periods beginning on or after January 1, 2018 and the Company has evaluated the impact of the standard on its consolidated financial statements and determined the impact will not be significant. The Company will adopt the additional disclosure requirements.

IFRS 9 – “Financial Instruments”, which is the result of the first phase of the IASB’s project to replace IAS 39 – “Financial Instruments: Recognition and Measurement”. The new standard replaces the current multiple classification and measurement models for financial assets and liabilities with a single model that has only two classification categories: amortized cost and fair value. This IFRS became effective for periods beginning on or after January 1, 2018 and the Company has evaluated the impact of the standard on its consolidated financial statements and determined the impact will not be significant. The Company will adopt the additional disclosure requirements.

In January 2016, the IASB issued the complete IFRS 16 Leases ("IFRS 16") which replaces IAS 17, Leases. The effective date of IFRS 16 is for annual periods beginning on or after January 1, 2019 and early adoption is permitted. Under IFRS 16, a single recognition and measurement model will apply for lessees which will require recognition of assets and liabilities for most leases. The extent of the impact of adoption of the standard has not yet been determined.